PREPAID EXPENSES, OTHER RECEIVABLES, AND OTHER ASSETS (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2026	Feb. 06, 2026
Notes and other explanatory information [abstract]
Other assets long term portion	$ 700
Security deposits	$ 2,600	$ 2,600